Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table (in thousands) provides supplemental disclosure of cash flow information:

	Nine Months Ended September 30,
	2016	2015
Cash paid during the period for interest, net of amounts capitalized	$60,506	$13,471
Non-cash distributions to affiliates for conveyance of assets	252,802	90,645
Other non-cash distribution to affiliates	—	149
Non-cash conveyance of assets to non-affiliate	—	13,169

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2015	2014	2013
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$228,157	$117,442	$163,830
Non-cash distributions to affiliates for conveyance of assets	90,645	745	—
Other non-cash distribution to affiliates	149	—	—
Non-cash conveyance of assets to non-affiliate	13,169	—	—